Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
Convertible Senior Notes	$ 700,000	$ 700,000
Ocean Rig Senior Notes	500,000	500,000
Loan Facilities - Drybulk Segment	747,589	841,453
Loan Facilities - Tanker Segment	233,815	130,048
Loan Facilities - Drilling Segment	2,183,333	2,279,167
Less: Deferred financing costs	(169,963)	(192,183)
Less: Dryships participation in Ocean Rig Senior Notes	0	(18,000)
Add: Valuation of Dryships participation in Ocean Rigs Senior Notes	0	1,350
Total Debt	4,194,774	4,241,835
Less current portion	(499,823)	(429,149)
Long-term portion	$ 3,694,951	$ 3,812,686